Shareholders Equity	12 Months Ended
Feb. 28, 2017
Shareholders Equity [Text Block]
7.	Shareholders’ Equity

a)	Share capital	Number of Authorized Shares

		2017
	Common shares without par value	500,000,000

	Preferred shares without par value	9,999,900
	Series “A” preferred shares	1,000,000
	Series “B” preferred shares	100
	Series “C” preferred shares	1,000,000
	Series “D” preferred shares	4,000,000
	Series “E” preferred shares	4,000,000
		20,000,000

There are no preferred shares outstanding as at February 28, 2017 (2016 - Nil).

In the year ended February 28, 2017, the Company repurchased and cancelled 57,425 of its issued and outstanding shares in the amount of $139,789. Since the average issue price of cancelled common shares at the time of repurchase was $11.17, share capital has been reduced by $641,485 and additional paid-in capital has been increased by $501,696.

In the year ended February 29, 2016, the Company repurchased and cancelled 40,705 of its issued and outstanding shares in the amount of $176,316. Since the average issue price of cancelled common shares at the time of repurchase was $11.17, share capital has been reduced by $454,708 and additional paid-in capital has been increased by $278,392.

In the year ended February 28, 2015, the Company repurchased and cancelled 41,008 of its issued and outstanding shares in the amount of $175,094. Since the average issue price of cancelled common shares at the time of repurchase was $11.17, share capital has been reduced by $458,129 and additional paid-in capital has been increased by $283,035.

b)	Shareholder protection rights plan

On August 26, 2003, a Shareholder Protection Rights Plan was adopted whereby one share purchase right is attached to each outstanding common share, exercisable only in the case of a specific event, such as the acquisition by an acquirer of 20% or more of the issued common shares of the Company, and at a predetermined calculated price. At the Annual General Meeting on June 30, 2010, shareholders approved the updating and five- year extension of the Company’s Shareholder Protection Rights Plan to 2015. At the Annual General Meeting in June 2015, shareholders approved an updated and five-year extension of the Company’s Shareholder Protection Rights Plan to 2020.

c)	Stock options

The Company occasionally grants stock options to its employees, officers, directors and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods including immediately, one and five years. Options granted generally have a life of 10 years. The Company does not have a formal stock option plan.

At February 28, 2017, stock options were outstanding and exercisable as follows:

		Weighted
		Average	Weighted		Weighted
	Number of	Remaining	Average	Number of	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life (Years)	Price (USD)	Exercisable	Price (USD)
$2.45 to $2.99	637,000	3.16	2.45	637,000	2.45
$3.00 to $3.99	189,000	2.62	3.26	189,000	3.26
$4.00 to $15.75	42,000	0.87	8.90	42,000	8.90

	868,000			868,000

A summary of the Company’s stock option activity is as follows:

		Weighted Average
	Outstanding	Exercise Price
	Options	(USD)
Options outstanding as at February 28, 2014	923,569	3.06
Granted	-	-
Expired	(36,249)	5.12
Exercised	(28,553)	2.52
Cancelled	(2,000)	6.20
Options outstanding as at February 28, 2015	856,767	2.98
Granted	25,000	3.69
Expired	(1,767)	5.35
Exercised	-	-
Cancelled	-	-
Options outstanding as at February 29, 2016	880,000	2.99
Granted	-	-
Expired	-	-
Exercised	-	-
Cancelled	(12,000)	6.91
Options exercisable, February 28, 2017	868,000	2.94
Options vested and expected to vest	868,000	2.94

The aggregate intrinsic value of stock options exercised during the year ended February 28, 2017 was $Nil USD (2016 - $Nil, 2015 - $45,158).

The aggregate intrinsic value of stock options outstanding as at February 28, 2017 was $Nil USD (2016 - $Nil, 2015 - $606,060).

The aggregate intrinsic value of stock options exercisable as at February 28, 2017 was $Nil USD (2016 - $Nil, 2015 - $606,060).

As of February 28, 2017, the Company has nil (2016 – nil) non-vested stock options.

As of February 28, 2017, there was $Nil of total unrecognized compensation cost related to non-vested stock options (2016 – Nil).

d)	Warrants

A summary of the Company’s warrant activity and related information for the year ended February 28, 2017 is as follows:

Weighted Average
	Outstanding	Exercise
	Warrants	Price (USD)
Warrants outstanding February 28, 2014	-	-
Granted (Notes 8 and 9) (1)	25,000	3.40
Exercised	-	-
Expired	-	-
Warrants outstanding at February 28, 2015 , February 29, 2016 and February 28, 2017	25,000	3.40

(1)	The warrants are exercisable until January 26, 2018

e)	Earnings (loss) per common share

For the years ended February 28, 2017, February 29, 2016, and February 28, 2015, common equivalent shares (consisting of shares issuable on exercise of stock options and warrants) totaling nil, 905,000 and 72,767 respectively, were not included in the computation of diluted earnings per share because the effect was anti-dilutive.

	2017	2016	2015

Weighted average shares – Basic EPS	2,820,647	2,880,882	2,922,684
Plus: incremental shares from assumed exercise of stock options	-	-	270,279
Weighted average shares – diluted EPS	2,820,647	2,880,882	3,192,963

	2017	2016	2015

Net income (loss) from continuing operations	$(3,103,321)	$(3,919,581)	$(3,834,724)
Net income (loss) from discontinued operations	(3,406,368)	2,616,297	4,170,306
Net income (loss)	$(6,509,689)	$(1,303,284)	$335,582

(Gain) from change in fair value of dilutive stock options	-	-	(196,428)
Adjusted net income (loss)	$(6,509,689)	$(1,303,284)	$139,154

Basic earnings(loss) per common share

Continuing operations	$(1.10)	$(1.36)	$(1.31)
Discontinued operations	(1.21)	0.91	1.42
Net basic earnings (loss) per common share	$(2.31)	$(0.45)	$0.11

Diluted earnings (loss) per common share
Continuing operations	$(1.10)	$(1.36)	$(1.26)
Discontinued operations	(1.21)	0.91	1.30
Net diluted earnings (loss) per common share	$(2.31)	$(0.45)	$0.04